Commitments and contingencies - Research and development payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	$ 80
2021
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	26
2022
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	5
2023
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	1
2024
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	1
2025
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	0
Thereafter [member]
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	$ 47